Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Tax benefit of stock plans	$ 2.9	$ 4.8	$ 7.3
Additional Capital
Tax benefit of stock plans	$ 2.9	$ 4.8	$ 7.3